Fair Value Measurements and Disclosures (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Fair Value Measurements and Disclosures [Abstract]
Summary of fair-value measurement liabilities table present information
	Fair Value	Level 1	Level 2	Level 3
Cash and cash equivalents, including restricted cash	$646,000	$646,000	$—	$—
Derivative liabilities—warrants	$2,710,000	$—	$—	$2,710,000
Embedded note conversion feature	$2,039,000	$—	$—	$2,039,000

	Fair Value	Level 1	Level 2	Level 3
Cash and cash equivalents, including restricted cash	$2,805,000	$2,805,000	$—	$—
Derivative liabilities—warrants	$1,297,000	$—	$—	$1,297,000
Embedded note conversion feature	$1,213,000	$—	$—	$1,213,000